Warrants (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of non-current liability measured at fair value
	Year ended December 31,
	2019	2018
Balance at January 1	$192	$344
Exchange differences arising from translation to presentation currency	6	(20)
Changes in values of warrants exercisable into shares liability	51	(132)
Fair value of warrants at exercise date	(249)	-
Balance at December 31	$-	$192

Schedule of fair value of warrants granted using the OPM pricing model
Dividend yield	-
Expected yearly volatility	75.8%
Annual risk-free interest	2.74%
Expected life	1 month